UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	4/30/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2012 (Unaudited)

	Principal
Bonds and Notes--99.2%	Amount ($)	Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/16	14,942,957a,b	15,848,874
0.13%, 1/15/22	10,052,318a,b	10,521,952
0.50%, 4/15/15	15,272,525a,b	16,179,331
0.63%, 7/15/21	19,007,447a,b	21,003,229
1.13%, 1/15/21	15,998,918b	18,363,766
1.25%, 7/15/20	9,821,782b	11,426,258
1.38%, 7/15/18	9,542,624a,b	11,067,955
1.38%, 1/15/20	10,831,666a,b	12,653,584
1.63%, 1/15/18	9,958,322a,b	11,570,326
1.75%, 1/15/28	4,281,046a,b	5,284,417
1.88%, 7/15/13	28,387,999a,b	29,700,944
2.00%, 7/15/14	33,716,471a,b	36,553,409
2.00%, 1/15/16	3,440,640b	3,891,419
2.00%, 1/15/26	11,310,531a,b	14,288,378
2.13%, 2/15/40	8,957,126a,b	12,281,061
2.13%, 2/15/41	9,344,656a,b	12,870,805
2.38%, 1/15/25	6,418,447a,b	8,387,608
2.38%, 1/15/27	3,532,988a,b	4,678,449
2.50%, 7/15/16	19,898,399a,b	23,298,220
2.50%, 1/15/29	9,404,151a,b	12,837,400
2.63%, 7/15/17	14,262,524a,b	17,278,819
3.63%, 4/15/28	13,997,801b	21,300,721
3.88%, 4/15/29	5,787,921a,b	9,209,126
Total Bonds and Notes
(cost $313,822,987)		340,496,051

Other Investment--.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,331,002)	1,331,002[c]	1,331,002
Total Investments (cost $315,153,989)	99.6%	341,827,053
Cash and Receivables (Net)	.4%	1,393,503
Net Assets	100.0%	343,220,556

a	Security, or portion thereof, on loan. At April 30, 2012, the value of the fund's securities on loan was
$148,851,588 and the value of the collateral held by the fund was $152,095,696, consisting of U.S. Government &
Agency securities.
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c	Investment in affiliated money market mutual fund.

At April 30, 2012, net unrealized appreciation on investments was $26,673,064 of which $27,013,394 related to appreciated investment securities and $340,330 related to depreciated investment securities. At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	99.2
Money Market Investment	.4
99.6

† Based on net assets.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	1,331,002	-	-	1,331,002
U.S. Treasury	-	340,496,051	-	340,496,051

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--123.3%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--3.7%
Americredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	2,020,000		2,032,756
Americredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	4,600,000		4,847,894
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	5,800,000		6,056,819
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	1,708,000	b	1,711,585
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	980,000		1,019,879
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	5,820,000		5,832,737
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. Ctfs	5.22	7/15/15	1,245,557	b	1,241,109
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	1,402,000		1,410,563
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	3,660,000	b	3,733,173
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	5,795,000		5,747,808
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	1,185,000		1,215,161
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	2,325,000		2,381,651
SMART Trust,
Ser. 2011-1USA, Cl. A3B	1.09	10/14/14	4,010,000	b,c	4,016,144
					41,247,279
Asset-Backed Ctfs./Credit Cards--1.1%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.99	8/15/18	11,075,000	b,c	11,668,655
Asset-Backed Ctfs./Home Equity Loans--.7%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	499,650	c	499,486
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	2,457,850	c	2,389,346
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.56	10/25/35	1,220,274	c	1,134,241
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	384,213	c	385,769
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	2,579,745	c	2,524,368
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.64	3/25/35	82,664	c	82,516
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.50	11/25/35	297,048	c	295,956
					7,311,682
Asset-Backed Ctfs./Manufactured Housing--.2%
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,568,137		1,618,951
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000	c	82,921

					1,701,872
Commercial Mortgage Pass-Through Ctfs.--4.3%
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13,
Cl. A3	5.52	9/11/41	35,000		36,354
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-C4, Cl. AAB	5.07	8/15/38	1,871,342	c	1,886,418
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	1,669,844	b	1,695,485
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,630,000	b,c	1,609,513
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.48	3/6/20	610,000	b,c	603,051
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.63	3/6/20	5,680,000	b,c	5,612,703
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. G	2.79	3/6/20	3,110,000	b,c	3,071,739
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. H	3.30	3/6/20	25,000	b,c	24,763
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	4.80	3/6/20	2,380,000	b,c	2,381,330
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. L	5.46	3/6/20	6,725,000	b,c	6,756,399
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	6,410,000	b,c	7,246,063
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	5,455,000	b,c	6,208,627
JP Morgan Chase Commercial
Mortgage, Ser. 2007-CB20,
Cl. AM	5.88	2/12/51	2,825,000	c	2,959,700
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	512,144	c	511,976
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.22	11/12/37	4,035,000	c	4,522,868
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	91,669		94,427
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	2,202		2,201
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.62	8/15/39	495,000	c	533,919
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	2,085,000		2,205,217
					47,962,753
Consumer Discretionary--3.4%
Autozone,
Sr. Unscd. Notes	3.70	4/15/22	2,175,000		2,217,765
CCO Holdings,
Gtd. Notes	7.00	1/15/19	1,025,000		1,101,875
Comcast,
Gtd. Bonds	6.40	5/15/38	1,035,000		1,259,518
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	3,535,000	b	4,219,563
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	6,691,099	b	8,778,628
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	205,000		220,093
Dish DBS,
Gtd. Notes	6.75	6/1/21	1,515,000		1,666,500

Macys Retail Holdings,
Gtd. Notes	3.88	1/15/22	2,775,000		2,862,601
NBCUniversal Media,
Sr. Unscd. Notes	4.38	4/1/21	3,345,000		3,652,984
News America,
Gtd. Notes	6.65	11/15/37	2,830,000		3,302,120
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	1,170,000	b	1,396,365
Staples,
Gtd. Notes	9.75	1/15/14	2,575,000		2,919,041
Time Warner
Gtd. Debs.	6.10	7/15/40	1,045,000		1,194,451
Time Warner
Gtd. Debs.	6.20	3/15/40	1,798,000		2,095,125
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	1,000,000		1,222,310
					38,108,939
Consumer Staples--1.5%
Altria Group,
Gtd. Notes	10.20	2/6/39	4,520,000		7,264,069
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	2,750,000		3,571,329
Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	2,695,000	b	2,771,328
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	1,275,000	b	1,328,711
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	1,520,000	b	1,622,538
					16,557,975
Energy--4.1%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	4,765,000		5,669,364
CNOOC Finance 2012,
Gtd. Notes	3.88	5/2/22	2,335,000	b	2,341,729
El Paso,
Sr. Unscd. Notes	7.25	6/1/18	2,480,000		2,849,865
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	4,395,000		5,039,518
EQT,
Sr. Unscd. Notes	8.13	6/1/19	2,955,000		3,540,518
Hess,
Sr. Unscd. Notes	5.60	2/15/41	1,500,000		1,635,458
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	2,955,000		3,377,281
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	2,865,000		3,387,863
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	1,490,000		1,639,641
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	1,255,000		1,513,507
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	1,040,000		1,337,289
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	1,050,000	b	1,122,060
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	2,550,000		2,841,965
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	3,089,000		3,590,607
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	2,720,000		3,239,792
Valero Energy,

Gtd. Notes		6.13	2/1/20	2,100,000		2,446,206
						45,572,663
Entertainment/Gambling--.3%
Codere Finance Luxembourg,
Sr. Scd. Notes	EUR	8.25	6/15/15	2,300,000	b	2,800,943
Financial--14.6%
Ally Financial,
Gtd. Notes		5.50	2/15/17	2,805,000		2,869,790
American Express,
Sr. Unscd. Notes		7.25	5/20/14	1,310,000		1,462,505
American International Group,
Sr. Unscd. Notes		3.65	1/15/14	890,000		909,563
American International Group,
Sr. Unscd. Notes		6.40	12/15/20	3,340,000		3,843,007
Ameriprise Financial,
Jr. Sub. Notes		7.52	6/1/66	3,441,000	c	3,673,268
AON,
Sr. Unscd. Notes		3.50	9/30/15	2,160,000		2,269,637
Bank of America,
Sr. Unscd. Notes		5.00	5/13/21	6,000,000		5,982,666
Bank of America,
Sr. Unscd. Notes		5.63	7/1/20	1,060,000		1,097,407
Boston Properties,
Sr. Unscd. Notes		6.25	1/15/13	35,000		36,240
Cincinnati Financial,
Sr. Unscd. Notes		6.13	11/1/34	1,234,000		1,302,598
Cincinnati Financial,
Sr. Unscd. Debs.		6.92	5/15/28	1,421,000		1,630,168
Citigroup,
Sr. Unscd. Notes		4.50	1/14/22	3,965,000	d	4,042,587
Citigroup,
Sr. Unscd. Notes		5.38	8/9/20	4,955,000		5,332,660
Citigroup,
Sr. Unscd. Notes		5.88	1/30/42	1,585,000		1,692,238
DDR,
Sr. Unscd. Notes		4.75	4/15/18	2,865,000		2,972,188
Discover Financial Services,
Sr. Unscd. Notes		5.20	4/27/22	5,402,000	b	5,404,852
Duke Realty,
Sr. Unscd. Notes		6.75	3/15/20	265,000		313,950
Duke Realty,
Sr. Unscd. Notes		8.25	8/15/19	2,565,000		3,203,477
ERAC USA Finance,
Gtd. Notes		6.38	10/15/17	2,535,000	b	2,964,107
ERP Operating,
Sr. Unscd. Notes		5.75	6/15/17	1,220,000		1,405,757
Federal Realty Investment Trust,
Sr. Unscd. Notes		5.40	12/1/13	1,525,000		1,605,427
Federal Realty Investment Trust,
Sr. Unscd. Bonds		5.65	6/1/16	550,000		609,190
Federal Realty Investment Trust,
Sr. Unscd. Notes		6.20	1/15/17	145,000		163,726
Ford Motor Credit,
Sr. Unscd. Notes		5.00	5/15/18	5,520,000		5,978,872
FUEL Trust,
Scd. Notes		4.21	10/15/22	3,065,000	b	3,203,425
General Electric Capital,
Unscd. Notes		2.30	4/27/17	4,750,000		4,762,018
General Electric Capital,
Sr. Unscd. Notes		6.88	1/10/39	2,935,000		3,728,383
Goldman Sachs Group,

Sr. Unscd. Notes	5.25	7/27/21	3,055,000	3,097,147
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	2,400,000	2,510,736
Hanover Insurance Group,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000	1,938,660
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	5,980,000b	6,512,465
Hartford Financial Services Group,
Sr. Unscd. Notes	5.13	4/15/22	3,425,000	3,466,076
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	3,000,000	3,126,339
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,300,000b	1,372,847
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	2,745,000	2,841,075
Invesco,
Gtd. Notes	5.38	2/27/13	380,000	392,993
Invesco,
Gtd. Notes	5.38	12/15/14	25,000	27,036
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	8,510,000	8,927,203
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000	2,377,323
Lloyds TSB Bank,
Gtd. Notes	4.20	3/28/17	4,910,000	4,986,842
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	145,000	153,496
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000	751,189
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000c	464,048
MBNA Capital A,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	2,285,000	2,316,419
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000	1,052,464
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000	54,112
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	2,380,000	2,330,924
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	2,880,000	2,933,076
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	1,180,000	1,200,630
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	1,290,000	1,312,575
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000	123,194
PNC Bank,
Sub. Notes	6.88	4/1/18	2,092,000	2,517,235
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	5,115,000	5,757,684
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,777,000	1,917,760
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000	237,518
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	2,490,000c	2,633,723
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	1,870,000	2,320,655
USB Capital IX,
Gtd. Notes	3.50	10/29/49	7,090,000c	5,413,357

WEA Finance,
Gtd. Notes	7.13	4/15/18	4,015,000	b	4,777,268
Willis North America,
Gtd. Notes	6.20	3/28/17	3,665,000		4,135,989
Willis North America,
Gtd. Notes	7.00	9/29/19	4,790,000		5,569,606
					162,009,370
Foreign/Governmental--.8%
Corp Andina De Fomento,
Sr. Unscd. Notes	3.75	1/15/16	3,255,000		3,418,704
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	2,795,000		3,121,369
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,500,000	d	1,889,423
					8,429,496
Health Care--.5%
Aristotle Holding,
Gtd. Notes	4.75	11/15/21	1,970,000	b	2,159,758
Fresenius Medical Care II,
Gtd. Notes	5.63	7/31/19	540,000	b	550,800
Gilead Sciences,
Sr. Unscd. Notes	4.40	12/1/21	2,310,000		2,514,555
					5,225,113
Industrial--.8%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	675,000		750,938
Waste Management,
Gtd. Notes	7.00	7/15/28	2,395,000		3,132,485
Waste Management,
Gtd. Notes	7.75	5/15/32	2,000,000		2,874,380
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	1,075,000		1,122,417
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	1,145,000		1,292,994
					9,173,214
Materials--2.3%
Arcelormittal,
Sr. Unscd. Notes	6.25	2/25/22	1,075,000		1,097,003
Building Materials Corp. of
America, Sr. Notes	6.75	5/1/21	1,085,000	b	1,132,469
Building Materials Corp. of
America, Sr. Scd. Notes	7.50	3/15/20	1,505,000	b	1,610,350
Dow Chemical,
Sr. Unscd. Notes	2.50	2/15/16	190,000		196,669
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	6,260,000		6,537,656
Ecolab,
Sr. Unscd. Notes	4.35	12/8/21	1,020,000		1,114,483
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	2,035,000	b	2,253,763
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	2,760,000	b	2,937,220
Ineos Finance,
Gtd. Notes	7.50	5/1/20	905,000	b	934,413
Ineos Finance,
Sr. Scd. Bonds	8.38	2/15/19	240,000	b	258,000
Peabody Energy,
Gtd. Notes	6.25	11/15/21	2,500,000	b	2,543,750
Teck Resources,
Gtd. Notes	6.25	7/15/41	2,060,000		2,291,484
Vale Overseas,

Gtd. Notes	4.38	1/11/22	2,715,000		2,795,285
					25,702,545
Municipal Bonds--.7%
California,
GO (Build America Bonds)	7.30	10/1/39	3,095,000		3,911,925
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,200,000		3,931,136
					7,843,061
Residential Mortgage Pass-Through Ctfs.--.3%
Banc of America Mortgage
Securities, Ser. 2005-2,
Cl. 2A1	5.00	3/25/20	1,181,358		1,192,039
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	0.99	2/25/36	1,662,403	c	1,204,399
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.74	2/25/36	1,344,460	c	947,997
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	832	c	666
Residential Funding Mortgage
Securities I, Ser. 2004-S3,
Cl. M1	4.75	3/25/19	440,387		413,699
					3,758,800
Telecommunications--.8%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	2,800,000		3,021,908
UPCB Finance VI,
Sr. Scd. Notes	6.88	1/15/22	2,475,000	b	2,555,438
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	2,145,000		2,249,326
Verizon Communications,
Sr. Unscd. Notes	4.75	11/1/41	1,040,000		1,095,551
					8,922,223
U.S. Government Agencies--.0%
Small Business Administration
Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	108,551		118,845
U.S. Government Agencies/Mortgage-Backed--30.8%
Federal Home Loan Mortgage Corp.:
4.00%			56,005,000	e,f	59,094,029
5.00%, 10/1/18 - 9/1/40			1,349,969	e	1,461,359
5.50%, 11/1/22 - 9/1/40			13,499,073	e	14,765,116
6.00%, 7/1/17 - 12/1/37			7,890,249	e	8,766,145
6.50%, 3/1/14 - 3/1/32			297,939	e	340,938
7.50%, 12/1/25 - 1/1/31			26,295	e	29,695
8.00%, 10/1/19 - 1/1/28			9,554	e	11,109
8.50%, 7/1/30			639	e	801
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 51, Cl. E, 10.00%,
7/15/20			84,682	e	84,908
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			1,121,483	e	1,150,065
Federal National Mortgage Association:
3.50%			43,090,000	e,f	44,753,003
4.00%			83,390,000	e,f	88,224,010
5.00%			48,995,000	e,f	53,188,981
5.50%			14,170,000	e,f	15,484,227
6.00%			11,200,000	e,f	12,383,003

5.00%, 5/1/18 - 9/1/40			4,347,868e	4,789,153
5.50%, 8/1/22 - 8/1/40			21,111,407e	23,246,331
6.00%, 1/1/19 - 4/1/38			9,132,610e	10,169,638
6.50%, 3/1/26 - 10/1/32			104,475e	119,895
7.00%, 9/1/14 - 7/1/32			41,521e	47,855
7.50%, 10/1/15 - 3/1/31			13,082e	14,375
8.00%, 5/1/13 - 3/1/31			21,695e	25,030
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			36,622e	36,608
Pass-Through Ctfs.,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18			59,159e	66,942
Government National Mortgage Association I:
5.50%, 4/15/33			2,029,914	2,282,980
6.00%, 1/15/29			21,826	24,757
6.50%, 4/15/28 - 9/15/32			48,636	56,612
7.00%, 12/15/26 - 9/15/31			16,077	19,074
7.50%, 12/15/26 - 11/15/30			5,462	5,808
8.00%, 1/15/30 - 10/15/30			15,977	17,476
8.50%, 4/15/25			4,210	5,140
9.00%, 10/15/27			9,368	9,674
9.50%, 2/15/25			2,782	3,219
9.50%, 11/15/17			69,904	75,254
Government National Mortgage Association II:
6.50%, 2/20/31 - 7/20/31			112,394	129,673
7.00%, 11/20/29			348	416
				340,883,299
U.S. Government Securities--51.1%
U.S. Treasury Bonds:
3.88%, 8/15/40			30,135,000d	34,810,626
6.13%, 11/15/27			10,415,000d	15,223,803
U.S. Treasury Notes:
0.63%, 6/30/12			275,420,000d	275,689,085
1.25%, 4/15/14			30,085,000	30,659,684
1.38%, 9/15/12			11,915,000d	11,971,322
1.75%, 5/31/16			95,360,000	99,725,676
2.13%, 5/31/15			77,605,000d	81,667,156
2.63%, 8/15/20			14,985,000d	16,176,772
				565,924,124
Utilities--1.3%
AES,
Sr. Unscd. Notes	8.00	10/15/17	2,730,000	3,125,850
Calpine,
Sr. Scd. Notes	7.88	1/15/23	2,550,000b	2,760,375
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	910,000	1,019,807
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000	72,998
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000	789,170
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000	2,482,011
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000	525,540
Nisource Finance,
Gtd. Notes	4.45	12/1/21	2,740,000	2,900,882
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000	731,764
				14,408,397
Total Bonds and Notes

(cost $1,332,414,375)		1,365,331,248
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.04%, 5/17/12	1,090,000	1,089,971
0.15%, 8/16/12	270,000	269,914
Total Short-Term Investments
(cost $1,359,883)		1,359,885

Other Investment--1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,294,993)	13,294,993 [g]	13,294,993
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,137,900)	6,137,900 [g]	6,137,900
Total Investments (cost $1,353,207,151)	125.2%	1,386,124,026
Liabilities, Less Cash and Receivables	(25.2%)	(279,180,053)
Net Assets	100.0%	1,106,943,973

GO-- General Obligations
REMIC--Real Estate Mortgage Investment Conduit

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities were valued at $127,893,504 or 11.6% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Security, or portion thereof, on loan. At April 30, 2012, the value of the fund's securities on loan was
$357,573,185 and the value of the collateral held by the fund was $366,445,892, consisting of cash collateral of
$6,137,900 and U.S. Government and agency securities valued at $360,307,992.
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Purchased on a forward commitment basis.
g	Investment in affiliated money market mutual fund.

At April 30, 2012, net unrealized appreciation on investments was $32,916,875 of which $36,345,985 related to appreciated investment securities and $3,429,110 related to depreciated investment securities. At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	81.9
Corporate Bonds	29.6
Asset/Mortgage-Backed	10.3
Short-Term/Money Market Investments	1.9
Foreign/Governmental	.8
Municipal Bonds	.7
125.2

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
April 30, 2012 (Unaudited)

	Number	Foreign			Unrealized
Forward Currency	of	Currency			Appreciation
Exchange Contracts	Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Euro,
Expiring
5/2/2012 a	1	200,318	265,441	265,160	281

Sales:			Proceeds ($)
Euro,
Expiring
5/25/2012 a	3	2,210,000	2,923,387	2,925,660	(2,273)

Gross Unrealized Appreciation					281
Gross Unrealized Depreciation					(2,273)

Counterparty:
a Morgan Stanley

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	61,929,488	-	61,929,488
Commercial Mortgage-Backed	-	47,962,753	-	47,962,753
Corporate Bonds+	-	328,481,382	-	328,481,382
Foreign Government	-	8,429,496	-	8,429,496
Municipal Bonds	-	7,843,061	-	7,843,061
Mutual Funds	19,432,893	-	-	19,432,893
Residential Mortgage-Backed	-	3,758,800	-	3,758,800
U.S. Government Agencies/Mortgage-Backed	-	341,002,144	-	341,002,144
U.S. Treasury	-	567,284,009	-	567,284,009
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	281	-	281
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(2,273)	-	(2,273)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.8%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--5.7%
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.31	8/15/17	780,000	a	787,863
Americredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,204,361
Americredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,675,685
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,368,006
Americredit Automobile Receivables
Trust, Ser. 2010-2, Cl. E	8.66	10/10/17	550,000	b	601,804
Carmax Auto Owner Trust,
Ser. 2010-3, Cl. C	2.59	8/15/16	450,000		459,190
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	185,000		192,528
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	2,615,000		2,737,600
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	480,000		484,387
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CTFS	5.22	7/15/15	242,251	b	241,386
Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. C	1.89	5/15/17	1,431,889	b	1,420,188
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	300,000		301,832
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	545,000		552,602
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	1,275,000		1,264,617
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	285,000		292,254
SMART Trust,

Ser. 2011-1USA, Cl. A3B	1.09	10/14/14	880,000	a,b	881,348
					14,465,651
Asset-Backed Ctfs./Credit Cards--1.0%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.99	8/15/18	2,400,000	a,b	2,528,648
Asset-Backed Ctfs./Equipment--.8%
CNH Equipment Trust,
Ser. 2011-A, Cl. A4	2.04	10/17/16	1,850,000		1,904,646
Asset-Backed Ctfs./Home Equity Loans--1.4%
AH Mortgage Advance Trust,
Ser. SART-3, Cl. 1A1	2.98	3/13/43	1,000,000	b	1,000,841
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	624,563	a	624,358
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,122,861	a	1,091,566
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.56	10/25/35	212,888	a	197,878
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	75,678	a	75,985
Credit-Based Asset Servicing and
Securitization, Ser. 2002-CB3,
Cl. M2	2.11	6/25/32	566,950	a	566,220
					3,556,848
Commercial Mortgage Pass-Through Ctfs.--3.6%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A4	5.19	9/10/47	895,000	a	1,005,111
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	85,000		90,846
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	600,000	a	686,225
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	310,915	a	329,297
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	1,150,000		1,204,840
Citigroup Commercial Mortgage

Trust, Ser. 2007-C6, Cl. A4	5.70	12/10/49	825,000	a	952,539
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	554,992	b	563,514
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,630,000	a,b	1,609,513
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.63	3/6/20	730,000	a,b	721,351
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	4.80	3/6/20	350,000	a,b	350,196
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	255,321	a	270,031
JP Morgan Chase Commercial
Mortgage, Ser. 2007-CB20,
Cl. AM	5.88	2/12/51	645,000	a	675,755
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.20	11/14/42	475,000	a	528,852
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	49,131		49,103
					9,037,173
Consumer Discretionary--1.9%
Autozone,
Sr. Unscd. Notes	3.70	4/15/22	500,000		509,831
CCO Holdings,
Gtd. Notes	7.00	1/15/19	235,000		252,625
Comcast,
Gtd. Notes	5.15	3/1/20	225,000		262,961
Comcast,
Gtd. Notes	5.90	3/15/16	655,000		760,557
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	b	775,875
Dish DBS,
Gtd. Notes	6.75	6/1/21	350,000		385,000
NBC Universal Media,
Sr. Unscd. Notes	3.65	4/30/15	700,000		749,116
Staples,
Gtd. Notes	9.75	1/15/14	405,000		459,111
Time Warner Cable,
Gtd. Notes	6.20	7/1/13	580,000		615,999

					4,771,075
Consumer Staples--1.4%
Diageo Capital,
Gtd. Bonds	4.83	7/15/20	975,000		1,137,590
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	530,000		638,927
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	b	662,126
Sabmiller Holdings,
Gtd. Notes	2.45	1/15/17	1,000,000	b	1,025,240
					3,463,883
Energy--2.3%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	1,015,000		1,207,640
El Paso,
Sr. Unscd. Notes	7.25	6/1/18	600,000		689,483
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		257,601
Hess,
Sr. Unscd. Notes	8.13	2/15/19	505,000		657,333
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.63	2/15/15	910,000		1,008,167
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	600,000	b	641,177
Plains All American Pipeline,
Gtd. Notes	4.25	9/1/12	650,000		656,529
Valero Energy,
Gtd. Notes	6.13	2/1/20	660,000		768,808
					5,886,738
Financial--15.0%
Ally Financial,
Gtd. Notes	5.50	2/15/17	655,000		670,129
American Express,
Sr. Unscd. Notes	7.25	5/20/14	575,000		641,939
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	190,000		194,176
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	75,000		86,295
Ameriprise Financial,

Jr. Sub. Notes	7.52	6/1/66	212,000a	226,310
AON,
Sr. Unscd. Notes	3.50	9/30/15	695,000	730,277
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	2,060,000	2,053,113
Bank of America,
Sr. Unscd. Notes	4.50	4/1/15	460,000	475,798
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	620,000	689,098
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,815,000	1,897,956
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	560,000	588,754
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000	674,318
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	475,000	475,251
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	55,000	65,160
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	495,000	618,215
ERAC USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000b	1,237,502
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	230,000	265,020
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000	382,128
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	305,000	307,666
Ford Motor Credit,
Sr. Unscd. Notes	3.88	1/15/15	1,750,000	1,814,832
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	340,000	368,264
FUEL Trust,
Scd. Notes	4.21	10/15/22	695,000b	726,388
General Electric Capital,
Unscd. Notes	2.30	4/27/17	975,000	977,467
General Electric Capital,
Sr. Unscd. Notes	3.35	10/17/16	950,000	1,005,821

Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	680,000		684,233
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	635,000		664,299
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,080,000	b	1,176,164
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	600,000		601,845
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	630,000		656,531
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	b	422,414
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	535,000		553,725
Invesco,
Gtd. Notes	5.38	2/27/13	380,000		392,993
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	2,520,000		2,689,646
Lloyds TSB Bank,
Gtd. Notes	4.20	3/28/17	1,135,000		1,152,763
MetLife Institutional Funding II,
Scd. Notes	1.37	4/4/14	1,200,000	a,b	1,204,895
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	1,000,000	b	1,040,663
Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	660,000		659,916
PNC Bank,
Sub. Notes	6.88	4/1/18	600,000		721,960
Prudential Financial,
Sr. Unscd. Notes	3.00	5/12/16	615,000		634,906
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	365,000		396,907
Royal Bank of Canada,
Sr. Unscd. Notes	1.45	10/30/14	1,590,000		1,612,012
Royal Bank of Scotland,
Sub. Bonds	9.50	3/16/22	580,000	a	613,478
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	930,000		998,472
Simon Property Group,

Sr. Unscd. Notes	5.88	3/1/17	443,000		511,977
WEA Finance,
Gtd. Notes	7.13	4/15/18	660,000	b	785,304
WEA Finance,
Gtd. Notes	7.50	6/2/14	320,000	b	353,008
Willis North America,
Gtd. Notes	6.20	3/28/17	615,000		694,034
Willis North America,
Gtd. Notes	7.00	9/29/19	1,360,000		1,581,350
					37,975,372
Foreign/Governmental--.3%
Province of Ontario Canada,
Sr. Unscd. Bonds	4.38	2/15/13	760,000		783,547
Health Care--.9%
Aristotle Holding,
Gtd. Notes	3.50	11/15/16	495,000	b	523,583
Fresenius Medical Care II,
Gtd. Notes	5.63	7/31/19	125,000	b	127,500
Gilead Sciences,
Sr. Unscd. Notes	3.05	12/1/16	750,000		793,862
Medco Health Solutions,
Sr. Unscd. Notes	7.25	8/15/13	725,000		785,190
					2,230,135
Industrial--.6%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	165,000		183,563
Building Materials Corp. of
America, Sr. Notes	6.75	5/1/21	255,000	b	266,156
Building Materials Corp. of
America, Sr. Scd. Notes	7.50	3/15/20	355,000	b	379,850
Waste Management,
Gtd. Notes	6.38	3/11/15	725,000		828,391
					1,657,960
Information Technology--.5%
Hewlett-Packard,
Sr. Unscd. Notes	2.20	12/1/15	405,000		410,544
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	730,000		824,354
					1,234,898

Materials--2.1%
Arcelormittal,
Sr. Unscd. Notes	6.25	2/25/22	250,000		255,117
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	610,000		637,056
Ecolab,
Sr. Unscd. Notes	3.00	12/8/16	600,000		632,549
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	860,000	b	952,450
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	590,000	b	627,884
Peabody Energy,
Sr. Notes	6.00	11/15/18	550,000	b	561,000
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	850,000		975,235
Vale Overseas,
Gtd. Notes	4.38	1/11/22	650,000		669,221
					5,310,512
Residential Mortgage Pass-Through Ctfs.--.2%
CS First Boston Mortgage
Securities, Ser. 2004-7,
Cl. 6A1	5.25	10/25/19	319,797		323,969
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.76	12/25/34	263,612	a	223,425
					547,394
Telecommunications--.8%
AT&T,
Sr. Unscd. Notes	2.50	8/15/15	650,000		679,197
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	620,000		669,137
Verizon Communications,
Sr. Unscd. Notes	2.00	11/1/16	625,000		640,839
					1,989,173
U.S. Government Agencies--11.7%
Federal Home Loan Mortgage Corp.,
Notes	3.50	5/29/13	4,185,000	c	4,333,011
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	11,625,000	c	12,456,327

Federal National Mortgage
Association, Notes	1.50	6/26/13	12,780,000	c	12,968,147
					29,757,485
U.S. Government Agencies/Mortgage-Backed--.1%
Federal Home Loan Mortgage Corp.:
6.50%, 6/1/32			1,469	c	1,681
Stripped Security, Interest
Only Class, REMIC,
Ser. 1987, Cl. PI, 7.00%,
9/15/12			1,760	c,d	15
Federal National Mortgage Association:
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			215,059	c	224,523
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31			12,571		15,078
7.50%, 11/20/29 - 12/20/30			13,735		16,778
					258,075
U.S. Government Securities--46.9%
U.S. Treasury Notes:
0.63%, 6/30/12			5,000,000		5,004,885
1.25%, 4/15/14			5,280,000		5,380,859
1.38%, 9/15/12			23,095,000	e	23,204,170
1.75%, 8/15/12			12,955,000		13,017,754
1.75%, 4/15/13			5,915,000	e	6,002,802
1.75%, 5/31/16			16,585,000	e	17,344,278
2.13%, 5/31/15			32,030,000	e	33,706,578
2.38%, 7/31/17			1,185,000		1,274,800
2.63%, 8/15/20			6,010,000	e	6,487,981
3.63%, 5/15/13			7,375,000	e	7,636,872
					119,060,979
Utilities--1.6%
AES,
Sr. Unscd. Notes	8.00	10/15/17	590,000		675,550
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000		319,241
Calpine,
Sr. Scd. Notes	7.88	1/15/23	620,000	b	671,150
Duke Energy Ohio,

First Mortgage Bonds	2.10	6/15/13	925,000	940,031
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000	840,887
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000	518,129
				3,964,988
Total Bonds and Notes
(cost $248,264,157)				250,385,180
			Principal
Short-Term Investments--.1%			Amount ($)	Value ($)
U.S. Treasury Bills
0.04%, 5/17/12
(cost $289,994)			290,000 [f]	289,992

Other Investment--.3%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $823,350)			823,350 [g]	823,350
Total Investments (cost $249,377,501)			99.2%	251,498,522
Cash and Receivables (Net)			.8%	1,971,404
Net Assets			100.0%	253,469,926

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities were valued at $24,079,118 or 9.5% of net assets.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Notional face amount shown.
e	Security, or portion thereof, on loan. At April 30, 2012, the value of the fund's securities on loan was $87,444,418 and the value of the collateral held by the fund was $89,739,199, consisting of U.S. Government and agency securities.
f	Held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At April 30, 2012, net unrealized appreciation on investments was $2,121,021 of which $4,054,096 related to appreciated investment securities and $1,933,075 related to depreciated investment securities. At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	58.8
Corporate Bonds	27.0
Asset/Mortgage-Backed	12.7
Short-Term/Money Market Investments	.4
Foreign/Governmental	.3
99.2

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
April 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2012($)
Financial Futures Long
U.S. Treasury 5 Year Notes	232	28,720,875	June 2012	141,328
Financial Futures Short
U.S. Treasury 10 Year Notes	238	(31,482,938)	June 2012	(221,750)

Gross Unrealized Appreciation				141,328
Gross Unrealized Depreciation				(221,750)

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	22,455,793	-	22,455,793
Commercial Mortgage-Backed	-	9,037,173	-	9,037,173
Corporate Bonds+	-	68,484,734	-	68,484,734
Foreign Government	-	783,547	-	783,547
Mutual Funds	823,350	-	-	823,350
Residential Mortgage-Backed	-	547,394	-	547,394
U.S. Government Agencies/Mortgage-Backed	-	30,015,560	-	30,015,560

U.S. Treasury	-	119,350,971	-	119,350,971
Other Financial Instruments:
Futures++	141,328	-	-	141,328
Liabilities ($)
Other Financial Instruments:
Futures++	(221,750)	-	-	(221,750)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least

100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	June 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)